EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2012-B
Monthly Servicer's Statement
for the month ended November 30, 2013

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	9.05%
From	01-Nov-13	15-Nov-13	16-Dec-13	Floating Allocation Percentage at Month-End	81.49%
To	30-Nov-13	16-Dec-13
Days	31

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2012-B balances were:		Payment Date	Period	Period
		5/15/2014	11/1/2013	No
Notes	$250,000,000.00

Principal Amount of Debt	208,333,333.33
Required Overcollateralization	$53,729,166.67
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$270,436.64
Series Nominal Liquidation Amount	262,332,936.64

Required Participation Amount	$262,332,936.64		Accumulation Account
Excess Receivables	$135,687,027.57		Beginning	-

Total Collateral	$398,019,964.21		Additions	41,666,666.67
			Ending Balance	41,666,666.67
Collateral as Percent of Notes	191.05%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	31
	Total Pool		LIBOR	0.167700%
Beginning Gross Principal Pool Balance	$4,788,793,041.16		Applicable Margin	0.350000%
Total Principal Collections	$(1,527,283,445.70)			0.517700%
Investment in New Receivables	$1,688,965,308.86
Receivables Added for Additional Accounts	$0.00			Actual	Per $1000
Repurchases	$0.00		Interest	111,449.31	0.11
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00		Unused Fee	$0.00	$0.00
New Series Issued During Collection Period	$0.00				0.11
Less Net CMA Offset	$(551,938,483.93)
Less Servicing Adjustment	$(2,177,436.92)		Total Due Investors	111,449.31	0.517700%
Ending Balance	$4,396,358,983.47		Servicing Fee	$262,062.50
			Excess Cash Flow	358,855.24
SAP for Next Period	9.05%

Average Receivable Balance	$4,329,478,453.82
Monthly Payment Rate	35.28%		Reserve Account

Interest Collections			Required Balance	$1,875,000.00
During the past collection period, the following activity occurred:			Current Balance	$1,875,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$9,926,984.53
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$9,926,984.53